Transactions with Related Parties - Summary of Transactions Such As Sales And Purchases (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	₩ 10,529	₩ 10,667
Purchase	36	39
GungHo Online Entertainment, Inc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	10,529	10,667
Purchase	₩ 36	36
ACQUIRE Corp [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase		₩ 3